Unaudited Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.01	₪ 0.01	₪ 0.01
Number of shares authorised	20,000,000	12,857,143	7,142,858
Number of shares issued	7,252,234	7,240,020	4,734,774
Ordinary shares, Outstanding	7,252,234	7,240,020	4,734,774